Investment securities and fair value disclosure (Details 4) - Contingent consideration and put liability in relation to investments and acquisitions - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Contingent consideration and put liability in relation to investments and acquisitions
Balance at beginning	¥ 326	¥ 117	¥ 104
Repayment	(227)
Additions	1,094	31
Increase (decrease) in fair value	85	178	13
Balance at end	¥ 1,278	¥ 326	¥ 117